Financial risk management - Market risk (Details) € in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 GBP (£) € / £	Jun. 30, 2024 GBP (£) $ / £	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)	Jun. 30, 2023 GBP (£) € / £	Jun. 30, 2023 GBP (£) $ / £	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 GBP (£) € / £	Jun. 30, 2022 GBP (£) $ / £	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2021 GBP (£)
Details of currency and interest rate risks
Revenue from contracts with customers	£ 661,755,000						£ 648,401,000						£ 583,201,000
Forward foreign currency contracts outstanding at the balance sheet date
Average exchange rate		1.1652	1.2605					1.1524	1.2081					1.1787	1.3288
Foreign currency denominated monetary assets and monetary liabilities
Trade receivables	64,929,000	£ 64,929,000	£ 64,929,000			£ 64,929,000	53,470,000	£ 53,470,000	£ 53,470,000			£ 53,470,000
Cash and cash equivalents	73,549,000	73,549,000	73,549,000			73,549,000	76,019,000	76,019,000	76,019,000			76,019,000	£ 121,223,000	£ 121,223,000	£ 121,223,000							£ 110,658,000
Derivative financial assets	2,297,000	2,297,000	2,297,000			2,297,000	15,809,000	15,809,000	15,809,000			15,809,000
Trade and other payables	(424,924,000)	(424,924,000)	(424,924,000)			(424,924,000)	(397,613,000)	(397,613,000)	(397,613,000)			(397,613,000)
Borrowings	(546,621,000)	(546,621,000)	(546,621,000)			(546,621,000)	(613,296,000)	(613,296,000)	(613,296,000)			(613,296,000)
Derivative financial liabilities	(7,514,000)	(7,514,000)	(7,514,000)			(7,514,000)	(1,679,000)	(1,679,000)	(1,679,000)			(1,679,000)
Embedded foreign exchange derivatives
Foreign currency denominated monetary assets and monetary liabilities
Derivative financial assets	2,297,000	2,297,000	2,297,000			2,297,000	11,258,000	11,258,000	11,258,000			11,258,000
Derivative financial liabilities	0	£ 0	0			0	64,000	£ 64,000	64,000			64,000
Buy Euro | Forward foreign exchange contracts
Forward foreign currency contracts outstanding at the balance sheet date
Average exchange rate | € / £		1.104						1.149
Principal amount / Notional amount	170,540,000	£ 170,540,000	170,540,000			170,540,000	148,709,000	£ 148,709,000	148,709,000			148,709,000							€ 187,803		€ 170,817
Foreign currency denominated monetary assets and monetary liabilities
Derivative financial liabilities	(8,506,000)	(8,506,000)	(8,506,000)			£ (8,506,000)	(2,112,000)	(2,112,000)	(2,112,000)			£ (2,112,000)
Interest rate risk
Foreign currency denominated monetary assets and monetary liabilities
Percentage of reasonably possible change in risk assumption						1.00%						1.00%
Euro
Details of currency and interest rate risks
Revenue from contracts with customers | €					€ 63,000						€ 32,900						€ 79,600
Foreign currency denominated monetary assets and monetary liabilities
Contract assets - accrued revenue	2,322,000	2,322,000	2,322,000			£ 2,322,000	3,099,000	3,099,000	3,099,000			£ 3,099,000
Trade receivables	18,992,000	18,992,000	18,992,000			18,992,000	8,801,000	8,801,000	8,801,000			8,801,000
Cash and cash equivalents	16,009,000	16,009,000	16,009,000			16,009,000	22,905,000	22,905,000	22,905,000			22,905,000
Trade and other payables	(202,836,000)	(202,836,000)	(202,836,000)			(202,836,000)	(150,288,000)	(150,288,000)	(150,288,000)			(150,288,000)
Exposure to foreign currency, net	(165,513,000)	(165,513,000)	(165,513,000)			£ (165,513,000)	(115,483,000)	(115,483,000)	(115,483,000)			£ (115,483,000)
Euro | Currency risk
Foreign currency denominated monetary assets and monetary liabilities
Percentage of reasonably possible change in risk assumption						10.00%						10.00%
Increase (decrease) in post-tax profit due to reasonably possible strengthening of GBP against currency	12,800,000						8,900,000
Increase (decrease) in equity due to reasonably possible strengthening of GBP against currency	12,800,000	12,800,000	12,800,000			£ 12,800,000	8,900,000	8,900,000	8,900,000			£ 8,900,000
Increase (decrease) in post-tax profit due to reasonably possible weakening of GBP against currency	(15,600,000)						(10,900,000)
Increase (decrease) in equity due to reasonably possible weakening of GBP against currency	(15,600,000)	(15,600,000)	(15,600,000)			(15,600,000)	(10,900,000)	(10,900,000)	(10,900,000)			(10,900,000)
US dollar
Details of currency and interest rate risks
Revenue from contracts with customers | $				$ 93.7						$ 98.0						$ 106.1
Foreign currency denominated monetary assets and monetary liabilities
Contract assets - accrued revenue	1,113,000	1,113,000	1,113,000			1,113,000	499,000	499,000	499,000			499,000
Trade receivables	4,208,000	4,208,000	4,208,000			4,208,000	3,730,000	3,730,000	3,730,000			3,730,000
Cash and cash equivalents	8,576,000	8,576,000	8,576,000			8,576,000	45,914,000	45,914,000	45,914,000			45,914,000
Derivative financial assets	2,297,000	2,297,000	2,297,000			2,297,000	11,258,000	11,258,000	11,258,000			11,258,000
Trade and other payables	(460,000)	(460,000)	(460,000)			(460,000)	(3,057,000)	(3,057,000)	(3,057,000)			(3,057,000)
Borrowings	(516,604,000)	(516,604,000)	(516,604,000)			(516,604,000)	(512,788,000)	(512,788,000)	(512,788,000)			(512,788,000)
Derivative financial liabilities							(64,000)	(64,000)	(64,000)			(64,000)
Exposure to foreign currency, net	(500,870,000)	(500,870,000)	(500,870,000)			£ (500,870,000)	(454,508,000)	(454,508,000)	(454,508,000)			£ (454,508,000)
US dollar | Currency risk
Foreign currency denominated monetary assets and monetary liabilities
Percentage of reasonably possible change in risk assumption						10.00%						10.00%
Increase (decrease) in post-tax profit due to reasonably possible strengthening of GBP against currency	38,600,000						35,000,000.0
Increase (decrease) in equity due to reasonably possible strengthening of GBP against currency	38,600,000	38,600,000	38,600,000			£ 38,600,000	35,000,000	35,000,000	35,000,000			£ 35,000,000
Increase (decrease) in post-tax profit due to reasonably possible weakening of GBP against currency	(47,200,000)						(42,800,000)
Increase (decrease) in equity due to reasonably possible weakening of GBP against currency	£ (47,200,000)	£ (47,200,000)	£ (47,200,000)			£ (47,200,000)	£ (42,800,000)	£ (42,800,000)	£ (42,800,000)			£ (42,800,000)
Secured term loan facility and senior secured notes
Forward foreign currency contracts outstanding at the balance sheet date
Principal amount / Notional amount | $																		$ 650.0		$ 650.0